Shareholders’ Equity (Details)				6 Months Ended
	Feb. 09, 2026 $ / shares shares	Jun. 16, 2025 $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 HKD ($) shares		May 18, 2026 $ / shares shares	Dec. 31, 2025 shares		Dec. 31, 2024 shares [2]
Shareholders’ Equity (Details) [Line Items]
Number of reclassified shares			780,000,000
Voting rights			one (1) vote per share
Common stock value authorized (in Dollars) | $			$ 50,000
Share split at a ratio		On June 16, 2025, the Company effected a share consolidation at a ratio of 5-to-1.
Gross proceeds (in Dollars) | $					$ 8,100,000
Aggregate gross proceeds percentage				5.00%	5.00%
Net proceeds				$ 57,998,166	$ 7,395,839		$ 0
Neo Concept International Group Holdings Ltd Member | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0000625
Common stock value authorized (in Dollars) | $			$ 50,000
Ordinary shares shares authorized			800,000,000
Private Placement [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 0.5454
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0003125
Placement Agent [Member]
Shareholders’ Equity (Details) [Line Items]
Net proceeds				$ 58,000,000	$ 7,500,000
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Number of reclassified shares			780,000,000
Price per share (in Dollars per share) | $ / shares			$ 0.0000625
Voting rights			one (1) vote per share
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0003125
Ordinary shares shares authorized					19,500,000					19,500,000	[1]
Ordinary shares outstanding					2,289,253					433,003	[1]
Ordinary shares issued					2,289,253					433,003	[1]
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Number of reclassified shares			780,000,000
Price per share (in Dollars per share) | $ / shares			$ 0.0000625
Ordinary shares par value (in Dollars per share) | $ / shares									$ 0.0025
Ordinary shares shares authorized									19,500,000
Ordinary shares outstanding		3,464,018			2,289,253	[2]	433,003	[2]	2,289,253	433,003	[2]	433,003
Ordinary shares issued		3,464,018
Class A Ordinary Shares [Member] | Neo Concept International Group Holdings Ltd Member
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0000625
Ordinary shares shares authorized			780,000,000
Class A Ordinary Shares [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share issued	14,850,000
Class A Ordinary Shares [Member] | Placement Agent [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0003125
Ordinary share issued	14,850,000
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0003125
Share comprised		156,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Number of reclassified shares			20,000,000
Price per share (in Dollars per share) | $ / shares			$ 0.0000625
Voting rights			thirty (30) votes per share
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0003125
Ordinary shares shares authorized					500,000					500,000	[1]
Ordinary shares outstanding					75,000					75,000	[1]
Ordinary shares issued					75,000					75,000	[1]
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares									$ 0.0025
Ordinary shares shares authorized									500,000
Ordinary shares outstanding		600,000			75,000		75,000	[2]	75,000	75,000	[2]	75,000
Ordinary shares issued		600,000
Class B Ordinary Shares [Member] | Neo Concept International Group Holdings Ltd Member
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 0.0000625
Ordinary shares shares authorized			20,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares shares authorized		4,000,000
Share Consolidation [Member] | Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0003125

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025, (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) a share consolidation of 8 to 1 on May 18, 2026.